Income tax - Deferred income tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued liabilities and other payables	$ 235	$ 196
Derivative instruments	565	954
Other equipment	9	9
Tax credits carried forward	1,818	1,626
Tax loss carryforward	57	53
Valuation allowance	(57)	(53)
Deferred tax liabilities:
Accrued interest income	(4,123)	(3,837)
Accrued liabilities and other payables	(385)	(154)
Financing lease	(10,451)	(7,594)
Deferred tax assets (liabilities), net	$ (12,332)	$ (8,800)